Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total principal	$ 3,426,568	$ 2,439,204
Less unamortized discount and debt issuance costs	(62,694)	(30,608)
Long-term debt	3,363,874	2,408,596
Less current portion	485,069	257,501
Long-term portion	2,878,805	2,151,095
Long-term debt	3,363,874	2,408,596
U.S. Dollar-denominated Revolving Credit Facilities due through 2019 [Member]
Debt Instrument [Line Items]
Total principal	429,279	544,969
Norwegian Kroner Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Total principal	327,941	389,157
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Total principal	129,133	158,547
U.S. Dollar denominated Term Loans due through 2028 [Member]
Debt Instrument [Line Items]
Total principal	2,037,766	850,433
U.S. Dollar Non-Public Bond due through 2024 [Member]
Debt Instrument [Line Items]
Total principal	202,449	196,098
U.S. Dollar Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Total principal	$ 300,000	$ 300,000